                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 10-Q

(Mark One)
[ X ]             QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d)
                           OF THE SECURITIES EXCHANGE ACT OF 1934
For the quarterly period ended:  January 31, 2005

                                       OR

[   ]             TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d)
                           OF THE SECURITIES EXCHANGE ACT OF 1934
For the transition period from _________ to ___________

Commission file number     0-12619

                            Collins Industries, Inc.
--------------------------------------------------------------------------------
             (Exact name of registrant as specified in its charter)

                  Missouri                                 43-0985160
--------------------------------------------------------------------------------
(State or other jurisdiction of incorporation)   (I.R.S. Employer Identification
                                                             Number)

       15 Compound Drive           Hutchinson, Kansas          67502-4349
--------------------------------------------------------------------------------
         (Address of principal executive offices)              (Zip Code)

Registrant's telephone number including area code             620-663-5551
--------------------------------------------------------------------------------

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

                                  Yes  X      No
                                     -----      -----

Indicate by check mark wither the registrant is an accelerated Filer (as defined
under rule 12b-2 of the Act). Yes       No  X
                                 -----    -----

                      APPLICABLE ONLY TO CORPORATE ISSUERS:

Indicate the number of shares  outstanding  of each of the  issuer's  classes of common stock, as of the latest practicable date.

Common Stock, $.10 par value                              6,610,324
--------------------------------------------------------------------------------
          Class                                 Outstanding at June  15, 2005

                    COLLINS INDUSTRIES, INC. AND SUBSIDIARIES

                                    FORM 10-Q
                                January 31, 2005

                                      INDEX

PART I.     FINANCIAL INFORMATION                                       PAGE NO.

     Item 1.  Financial Statements:
              Consolidated Condensed Balance Sheets
                   January 31, 2005 and October 31, 2004                       1

              Consolidated Condensed Statements of Income and
                   Comprehensive Income
                   Three Months Ended January 31, 2005 and 2004                2

              Consolidated Condensed Statements of Cash Flow
                   Three Months Ended January 31, 2005 and 2004                3

              Notes to Consolidated Condensed Financial Statements             4

     Item 2.  Management's Discussion and Analysis of Financial
                   Condition and Results of Operations                        14

     Item 3.  Quantitative and Qualitative Disclosures
                   About Market Risk                                          21

     Item 4.  Controls and Procedures                                         21

PART II.    OTHER INFORMATION

     Item 1.  Legal Proceedings                                               25

     Item 2.  Unregistered Sales of Equity Securities and
                   Use of Proceeds                                            25

     Item 3.  Defaults upon Senior Securities                                 25

     Item 4.  Submission of Matters to a Vote of Security-Holders             25

     Item 5.  Other Information                                               25

     Item 6.  Exhibits                                                        25

SIGNATURES                                                                    26

EXHIBIT INDEX                                                                 27

PART I - FINANCIAL INFORMATION

Item 1. - Financial Statements
                    Collins Industries, Inc. and Subsidiaries
                      CONSOLIDATED CONDENSED BALANCE SHEETS
                                   (Unaudited)

                                                                     January 31,                October 31,
                                                                        2005                       2004
                                                                 -----------------           ---------------

ASSETS
Current Assets:
    Cash                                                                 $ 152,334                 $ 163,098
    Receivables, trade & other                                           9,507,102                10,979,087
    Inventories, lower of cost (FIFO) or market                         43,810,905                39,059,185
    Prepaid expenses and other current assets                            3,348,421                 4,368,191
                                                                 -----------------           ---------------
       Total current assets                                             56,818,762                54,569,561

Restricted cash                                                            359,810                   359,810

Property and equipment, at cost                                         50,300,166                49,604,273
       Less:  accumulated depreciation                                  30,827,333                30,239,053
                                                                 -----------------           ---------------
       Net property and equipment                                       19,472,833                19,365,220
Goodwill                                                                 5,050,232                 5,050,232
                                                                         ---------
Other assets                                                             1,337,625                 1,382,482
                                                                         ---------                 ---------
       Total assets                                                    $83,039,262               $80,727,305
                                                                       ===========               ===========

LIABILITIES & SHAREHOLDERS' INVESTMENT
Current liabilities:
    Current maturities of long-term debt & capitalized leases           $2,379,233                $2,371,734
    Controlled disbursements                                             3,371,079                 5,668,517
    Accounts payable                                                    21,804,538                18,408,291
    Accrued expenses                                                     7,423,726                 9,469,165
                                                                 -----------------           ---------------
       Total current liabilities                                        34,978,576                35,917,707

Long-term debt and capitalized leases                                   23,063,238                18,515,178

Deferred income tax                                                      1,525,560                 1,525,560

Shareholders' investment:
    Common stock                                                           650,773                   636,933
    Paid-in capital                                                     12,781,563                13,342,600
    Deferred compensation                                               (1,282,678)               (1,472,590)
    Accumulated other comprehensive income (loss), net                     (10,752)                  (25,562)
    Retained earnings                                                   11,332,982                12,287,479
                                                                        ----------                ----------
       Total shareholders' investment                                   23,471,888                24,768,860
                                                                        ----------                ----------
       Total liabilities & shareholders' investment                    $83,039,262               $80,727,305
                                                                       ===========               ===========

(See accompanying notes)

                    Collins Industries, Inc. and Subsidiaries
      CONSOLIDATED CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                                   (Unaudited)

                                                                               Three Months Ended
                                                                                  January 31,
                                                                            2005               2004
                                                                       --------------     --------------
                                                                                           (as restated)
Sales                                                                    $51,547,857        $41,147,300
Cost of sales                                                             47,718,157         36,748,098
                                                                          ----------         ----------

    Gross profit                                                           3,829,700          4,399,202

Selling, general and administrative expenses                               4,576,676          4,293,832
                                                                          ----------         ----------

    Income (loss) from operations                                           (746,976)           105,370

Other income (expense):
    Interest expense                                                        (421,826)          (373,502)
    Other, net                                                                16,239            320,526
                                                                          ----------         ----------
                                                                            (405,587)           (52,976)
                                                                          ----------         ----------

Income (loss) before income taxes                                         (1,152,563)            52,394

Income tax expense (benefit)                                                (450,000)            20,000
                                                                          ----------         ----------

Net income (loss)                                                         $ (702,563)         $  32,394

Other comprehensive income, net of tax:
     Unrealized gain on interest rate swap                                    14,811              9,251
                                                                          ----------         ----------

          Comprehensive income (loss)                                    $  (687,752)         $  41,645
                                                                         ============         =========

Earnings (loss) per share:
    Basic                                                                   $   (.12)           $   .01
                                                                            ========            =======
    Diluted                                                                 $   (.12)           $   .01
                                                                            ========            =======

Dividends per share                                                         $    .04            $   .03
                                                                           =========            =======

Weighted average common and common equivalent shares outstanding:
    Basic                                                                  5,844,031           6,035,080
                                                                           ==========          =========
    Diluted                                                                5,844,031           6,355,083
                                                                           ==========          =========

(See accompanying notes)

                    Collins Industries, Inc. and Subsidiaries
                 CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOW
                                   (Unaudited)

                                                                               Three Months Ended
                                                                                  January 31,
                                                                            2005               2004
                                                                       --------------     --------------
Cash flow from operations:                                                                (as restated)
    Cash received from customers                                         $53,019,843       $40,656,581
    Cash paid to suppliers and employees                                 (54,939,181)      (48,945,107)
    Interest paid                                                           (372,437)         (355,177)
    Income taxes paid                                                       (743,150)         (766,061)
                                                                          ----------        ----------

        Cash used in operations                                           (3,034,925)       (9,409,764)
                                                                          ----------        ----------

Cash flow from investing activities:
    Capital expenditures                                                    (695,893)         (216,844)
    Net proceeds from sale of building and land                                    -           399,810
    Other, net                                                               (40,141)          (10,500)
                                                                          ----------         ----------

        Cash provided by (used in) investing activities                     (736,034)          172,465
                                                                          ----------        ----------

Cash flow from financing activities:
    Borrowings of long-term debt                                           5,032,730        15,054,713
    Principal payments of long-term debt
      and capitalized leases                                                (473,403)         (417,211)
    Expenditures of restricted cash                                                -             8,423
    Purchase of common stock and other capital transactions                 (547,197)       (5,117,933)
    Payment of dividends                                                    (251,935)         (182,858)
                                                                          ----------        ----------

        Cash provided by financing activities                              3,760,195         9,345,134
                                                                          ----------        ----------

Net increase (decrease) in cash                                              (10,764)          107,835
                                                                          ----------        ----------

Cash at beginning of period                                                  163,098            77,012
                                                                          ----------        ----------

Cash at end of period                                                    $   152,334       $   184,847
                                                                         ===========       ===========

Reconciliation of net income (loss) to net cash provided by (used in)
operations:
    Net income (loss)                                                    $  (702,563)      $    32,394
    Depreciation and amortization                                            859,422           852,997
    (Increase) decrease in receivables                                     1,471,986          (490,719)
    Increase in inventories                                               (4,751,721)       (6,055,679)
    Decrease in prepaid expenses and other current assets                  1,034,581           783,446
    Decrease in accounts payable and accrued expenses                       (946,630)       (4,236,304)
    Gain on sale of building and land                                              -          (295,899)
                                                                          ----------        ----------

Cash used in operations                                                  $(3,034,925)      $(9,409,764)
                                                                         ============      ============

(See accompanying notes)

                    Collins Industries, Inc. and Subsidiaries

              Notes to Consolidated Condensed Financial Statements
                                   (Unaudited)

(1)  General

The preparation of financial  statements in conformity  with generally  accepted accounting principles requires management to make estimates and assumptions that affect  the  reported  amounts  of assets  and  liabilities  and  disclosure  of contingent  assets and  liabilities at the date of the financial  statements and the  reported  amounts of revenues  and expenses  during the  reporting  period.
Actual results could differ from those estimates.

In the opinion of management,  the accompanying unaudited consolidated condensed
financial  statements  contain  all  adjustments   (consisting  of  only  normal
recurring items) necessary to summarize fairly the Company's  financial position at January  31, 2005 and the  results of  operations  and the cash flows for the three months ended January 31, 2005 and 2004.

The  Company  suggests  that  the  unaudited  Consolidated  Condensed  Financial
Statements  for the three months ended  January 31, 2005 be read in  conjunction with the Company's Annual Report for the year ended October 31, 2004.

(2)  Restatement of Finaancial Statements

Subsequent to October 31, 2004 management determined that the procedures used to
record  workers  compensation   reserves  were  inappropriate  and  resulted  in
inadequate   reserves  being  recorded   historically   for  estimated   workers
compensation  costs and  claims.  This  information  was  reported  to the Audit
Committee and the Audit Committee initiated  procedures which ultimately lead to the special investigation described in Note 9. As a result, and because the 2004 year-end  financial  closing  process  identified  adjustments  to prior  period financial statements, the Company restated its consolidated financial statements for the fiscal years ended October 31, 2003 and 2002 and for the quarters  ended
January 31, 2003 to July 31, 2004.

Effects of Restatement on Net Income

The following  table  identifies  the  adjustments  made to  previously-released consolidated financial statements:

                                                            Three Months
                                                                Ended
   Description of Adjustment                                 January 31,
   ($ In thousands)                                            2004(1)
   -------------------------------------------------------------------------

   Workers Compensation Reserve Adjustments(2)                       $ 240
   Uncollectible Rebates(3)                                             (7)
   Other Accrued Expenses(4)                                           (86)
   -------------------------------------------------------------------------
     Total pre-tax impact                                            $ 147
     Income tax(5)                                                     (50)
   -------------------------------------------------------------------------
   Total Net Income Impact                                           $  97
   -------------------------------------------------------------------------

(1)  As  originally  reported by the Company for the quarter  ended  January 31,
     2004.

(2)  Reflects adjustments to workers' compensation  liability reserves which had not  previously  been  recorded.  Amounts in the  three-month  period ended
     January 31, 2004 also reflect  adjustment to expense which should have been recorded in prior periods.
     Consolidated  Statements of Income and  Comprehensive  Income:  Adjustments
     decreased   cost  of  sales  by  the  amounts  set  forth  in  this  table.
     Consolidated  Balance  Sheets:   Cumulative  adjustments  decrease  accrued
     expenses by $1,795 for the period ended January 31, 2004.

(3)  Corrections to the estimate of rebate collectibility at January 31, 2004.
     Consolidated  Statements of Income and  Comprehensive  Income:  Adjustments
     increased   cost  of  sales  by  the  amounts  set  forth  in  this  table.
     Consolidated Balance Sheets:  Adjustments  decreased accounts receivable by
     $7 for the period ended January 31, 2004.

(4)  Relates to the correction of product liability  expense,  management bonus,
     unaccrued  facilities  expense  and  product   concessions..   Consolidated
     Statements of Income and Comprehensive Income:  Adjustments increased sales by $54 and cost of sales by $114 and  selling,  general and  administrative costs by $26.
     Consolidated Balance Sheets:  Cumulative  adjustments decreased receivables by $6, and increased accounts payable by $37 and increased accrued expenses by $111 for the period ended January 31, 2004.

(5)  Income tax benefit related to the adjustments above
     Consolidated  Statements of Income and  Comprehensive  Income:  Adjustments
     increased  income  tax  expense  by the  amounts  set forth in this  table.
     Consolidated  Balance  Sheets:  Cumulative  adjustments  increased  prepaid expenses and other current  assets by $700 for the period ended January 31,
     2004.

As a  result  of  the  foregoing  factors,  the  Company's  unaudited  condensed consolidated  financial  statements for the three month period ended January 31,
2004 have been  restated  from amounts  previously  reported.  The  accompanying consolidated  financial data set forth below presents the Company's consolidated
Statements of Income and Comprehensive Income for the three months ended January
31, 2004 and Consolidated  Balance Sheet as of January 31, 2004 on a comparative

basis  showing  the  amounts  as  originally  reported  and  as  restated.   The
restatement did not result in any change in the  Consolidated  Statement of Cash
Flows between Cash Provided by Operations, Investing and Financing Activities.

As a result of the restatement of the consolidated  financial statements for the quarter  ended  January 31, 2004 net income  increased  by $97,151,  or $.02 per share - diluted to $32,394  from a net loss of  ($64,757)  or ($.01) per share -
diluted as previously reported.  All applicable financial  information contained in this Quarterly Report on Form 10-Q gives effect to these restatements.

                    Collins Industries, Inc. and Subsidiaries
                      CONSOLIDATED CONDENSED BALANCE SHEETS
                                   (Unaudited)

                                                                       January 31,             January 31,
                                                                          2004                    2004
                                                                   -----------------       ------------------
ASSETS                                                              (as previously            (as restated)
                                                                       reported)
Current Assets:
    Cash                                                                $   184,847             $   184,847
    Receivables, trade & other                                            7,124,483               7,111,118
    Inventories, lower of cost (FIFO) or market                          42,447,281              42,447,281
    Prepaid expenses and other current assets                             2,653,831               3,353,831
                                                                        -----------             -----------
       Total current assets                                              52,410,442              53,097,077

Restricted cash                                                             764,380                 764,380

Property and equipment, at cost                                          49,472,907              49,472,907
       Less:  accumulated depreciation                                   29,938,315              29,938,315
                                                                         ----------              ----------
       Net property and equipment                                        19,534,592              19,534,592
Goodwill                                                                  5,050,232               5,050,232
                                                                          ---------               ---------
Other assets                                                              1,349,672               1,349,672
                                                                          ---------               ---------
       Total assets                                                     $79,109,318             $79,795,953
                                                                        ===========             ===========

LIABILITIES & SHAREHOLDERS' INVESTMENT
Current liabilities:
    Current maturities of long-term debt & capitalized leases            $2,412,502              $2,412,502
    Controlled disbursements                                              4,615,721               4,615,721
    Accounts payable                                                     10,088,112              10,125,093
    Accrued expenses                                                      5,762,652               7,446,171
                                                                          ---------               ---------
       Total current liabilities                                         22,878,987              24,599,486

Long-term debt and capitalized leases                                    31,195,394              31,195,394

Deferred income tax                                                       1,333,571               1,333,571

Shareholders' investment:
    Common stock                                                            638,936                 638,936
    Paid-in capital                                                      13,497,727              13,497,727
    Deferred compensation                                                (2,034,525)             (2,034,525)
    Accumulated other comprehensive income (loss), net                      (91,965)                (91,965)
    Retained earnings                                                    11,691,193              10,657,329
                                                                         ----------              ----------
       Total shareholders' investment                                    23,701,366              22,667,502
                                                                         ----------              ----------
       Total liabilities & shareholders' investment                     $79,109,318             $79,795,953
                                                                        ===========             ===========

                    Collins Industries, Inc. and Subsidiaries
      CONSOLIDATED CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                                   (Unaudited)

                                                                       January 31,             January 31,
                                                                          2004                    2004
                                                                   -----------------       ------------------
                                                                    (as previously            (as restated)
                                                                       reported)

Sales                                                                  $41,093,907              $41,147,300
Cost of sales                                                           36,867,745               36,748,098
                                                                        ----------               ----------

    Gross profit                                                         4,226,162                4,399,202

Selling, general and administrative expenses                             4,267,943                4,293,832
                                                                         ---------                ---------

    Income (loss) from operations                                          (41,781)                 105,370

Other income (expense):
    Interest expense                                                      (373,502)                (373,502)
    Other, net                                                             320,526                  320,526
                                                                         ---------                ---------
                                                                           (52,976)                 (52,976)

Loss before income taxes                                                   (94,757)                  52,394

Income tax expense (benefit)                                               (30,000)                  20,000
                                                                         ---------                ---------

Net income (loss)                                                      $   (64,757)             $    32,394

Other comprehensive income, net of tax:
     Unrealized gain on interest rate swap                                   9,251                    9,251
                                                                         ---------                ---------

          Comprehensive income (loss)                                  $  (55,506)              $    41,645
                                                                       ===========              ===========

Earnings (loss) per share:
    Basic                                                              $     (.01)              $       .01
                                                                       ===========              ===========
    Diluted                                                            $     (.01)              $       .01
                                                                       ===========              ===========

Dividends per share                                                    $      .03               $       .03
                                                                       ===========              ===========

Weighted average common and common equivalent shares outstanding:
    Basic                                                               6,035,080                 6,035,080
                                                                       ===========              ===========
    Diluted                                                             6,035,080                 6,355,083
                                                                       ===========              ===========

(3)  Inventories

Inventories,  which include  material,  labor, and manufacturing  overhead,  are stated at the lower of cost (FIFO) or market.

Major  classes of  inventories  as of January 31,  2005 and  October  31,  2004,
consisted of the following:

                                     January 31, 2005         October 31, 2004

    Chassis                                $5,835,225              $ 5,767,019
    Raw materials & components             16,558,561               14,997,408
    Work-in-process                         9,051,560                9,037,199
    Finished goods                         12,365,559                9,257,559
                                           ----------                ---------
                                          $43,810,905              $39,059,185
                                          ===========              ===========

(4)  Earnings per Share

Dilutive  securities,  consisting  of options to purchase the  Company's  common stock and restricted  stock awards,  are included in the  calculation of diluted weighted  average  common  shares.  Due to a net loss,  there  were no  dilutive securities  for  the  three  month  period  ended  January  31,  2005.  Dilutive securities for the three month period ended January 31, 2004 were 320,003.

(5)  Contingencies and Litigation

At January 31, 2005, the Company had contingencies and pending  litigation which arose  in the  ordinary  course  of  business.  Litigation  is  subject  to many uncertainties  and  the  outcome  of the  individual  matters  is not  presently determinable.  It is management's  opinion that this litigation would not result in  liabilities  that  would  have a material  adverse  effect on the  Company's consolidated financial position or results of operations or cash flows.

Certain  workers  compensation  claims have been denied by the Company's  excess liability  insurance  carrier.  Reserves have been recorded assuming no recovery from the excess  insurance  carrier is received.  Management  is  disputing  the denial of coverage by the excess liability insurance carrier but recovery of any amounts is contingent  and management  cannot  provide any assurances  regarding recovery  of any  amounts.  The  amount of excess  coverage  being  disputed  is approximately $0.6 million.

The  Company  was  advised  on  February  25,  2005  that  the SEC  initiated  a preliminary  investigation of certain accounting  practices of the Company.  The
Company is cooperating with the SEC.

(6)  Segment Information

The  Company  has three  reportable  segments:  ambulances,  buses and  terminal trucks/road  construction equipment.  The ambulance segment produces modular and van type ambulances for sale to hospitals,  ambulance services, fire departments and other  governmental  agencies.  The bus segment produces small school buses, commercial buses and shuttle buses for sale to schools,  hotel shuttle services, airports, and other governmental agencies. The terminal truck/road  construction equipment  segment  produces  off road  trucks  designed  to move  trailers  and containers  for  warehouses,  truck  terminals,  rail yards,  rail terminals and shipping ports and produces a line of road construction equipment.

                                                                    Three Months Ended
          ($ In Thousands)                                              January 31,
                                                                2005                  2004
                                                           -------------         -------------
Revenues from external customers:                                                (as restated)
  Ambulance                                                      $20,190               $18,097
  Buses                                                           12,705                 9,032
  Terminal Trucks / Road Construction Equipment                   18,653                14,018
                                                                  ------                ------
Consolidated Total                                               $51,548               $41,147
                                                                 =======               =======

Pretax segment profit (loss):
  Ambulance                                                      $  (585)              $   712
  Buses                                                              (37)                 (463)
  Terminal Trucks / Road Construction Equipment                      441                   478
  Other                                                             (972)                 (675)
                                                                  ------                ------
Consolidated Total                                               $(1,153)              $    52
                                                                 =======               =======

                                                                           As of
                                                             January 31,           October 31,
                                                                 2005                  2004
                                                           -------------         -------------
Segment assets:
  Ambulance                                                      $35,029               $35,165
  Buses                                                           16,672                18,100
  Terminal Trucks / Road Construction Equipment                   23,988                21,866
  Other                                                            7,350                 5,596
                                                                  ------                ------
Consolidated Total                                               $83,039               $80,727
                                                                 =======               =======

(7)  Guarantees and Warranties

Letters of Credit

The Company has issued various  standby letters of credit in the ordinary course of business.  No liability has been reflected in the accompanying  balance sheet and no draws on the Company's standby letters of credit have ever been made. The currently  outstanding  standby letters of credit are limited to (i) a letter of credit  originally  issued  approximately  16 years ago (renewable  annually) as
required  under  Kansas  law  to  backup   self-insured   reserves  for  workers
compensation insurance, (ii) a declining standby letter of credit required under
Texas  law to  backup  certain  industrial  revenue  bonds  issued  for a  plant expansion in Longview,  Texas in 1999 that is renewable annually and (iii) other standby  letters of credit related to periodic bids and

                                       10

issued  for other  similar  purposes.  A default in  meeting  an  obligation  or condition under the above-referenced standby letters of credit could require the
Company to record a liability.  The letters of credit outstanding at January 31,
2005 are summarized as follows:

                                                                                Date of
Purpose                                                      Amount           Expiration

Workers compensation - Kansas self-insurance reserves      $1,373,000       April 1, 2006
Industrial revenue bond-Longview, Texas [1]                 1,618,411     September 16, 2005
Bids and other                                                648,818          Various

[1] All assets  (originally  $3.0  million)  acquired  with the  proceeds of the
Longview,  Texas industrial  revenue bonds would also be available to offset any defaults under these  obligations.  The liquidation amount of such assets is not reasonably estimable.

Warranties

The Company's  products  generally carry explicit product warranties that extend from  several  months to more  than a year,  based on terms  that are  generally accepted in the marketplace.  Certain  components  included in the Company's end products  (such as chassis,  engines,  axles,  transmissions,  tires,  etc.) may include  warranties  from  original  equipment  manufacturers  (OEM).  These OEM warranties are generally passed on to the end customer of the Company's products and  the  customer  generally  deals  directly  with  the  applicable  component manufacturer.  The Company records  provisions for estimated  warranty and other related costs at the time of sale based on historical  warranty loss  experience and periodically adjusts these provisions to reflect actual experience.  Certain warranty and other related claims involve matters of dispute that ultimately are resolved by  negotiation,  arbitration or litigation.  Infrequently,  a material warranty  issue may arise which is beyond the scope of the Company's  historical experience.  The Company  provides for any such  warranty  issues as they become known and estimable. It is reasonably possible that from time to time additional warranty and other  related  claims could arise from  disputes or other  matters beyond the scope of the Company's  historical  experience.  The following tables provide the changes in the Company's product warranties (in thousands):

  Reconciliation of Accrued Warranties for the Three Months Ended January 31,     2005          2004
-----------------------------------------------------------------------------------------------------

  Accrued warranties at the beginning of the period,                            $ 1,184        $1,133

  Provisions for warranty charged against income                                    443           340

  Payments and adjustments of warranties                                           (365)         (339)
                                                                                -------        ------

  Accrued warranties at end of period                                           $ 1,262        $1,134
                                                                                =======        ======

(8)  Stock Based Compensation

At January  31,  2005,  the Company had two  stock-based  employee  compensation plans,  which are more fully  described in Note 6 of the "Notes to  Consolidated
Financial  Statements" in the Company's 2004 Form 10-K. The Company accounts for these plans under the recognition and measurement  principles of APB Opinion No.
25, "Accounting for Stock Issued to Employees" and related  interpretations.  No stock based compensation cost is reflected in net income, as all options granted under  those plans had an  exercise  price  equal to or greater  than the market value

                                       11

of the underlying  common stock on the date of grant. No stock options have been granted  since  1999 and  therefore,  no  proforma  net income  disclosures  are required.

(9) Audit Committee Investigation

On January 31, 2005, the Company  announced  that it was delaying  filing of its
Form 10-K for the year ended  October  31,  2004 as Company  management  and the
Audit Committee of its Board of Directors were  investigating  and analyzing the
Company's manner of establishing reserves in various worker's compensation cases in the states of Kansas and  Florida.  The  decision to delay filing of the Form
10-K for the year  ended  October  31,  2004 was made to  permit  the  Company's management and Audit Committee to complete the investigation  and analysis,  and to allow its independent  registered  public  accounting firm sufficient time to complete the audit of the Company's October 31, 2004 financial statements.

The Audit Committee hired independent legal counsel and an independent insurance consultant to assist in its investigation of the workers compensation  reserves.
Due to the complexity of calculating the reserves  required at the various dates and the  difficulty of estimating  the reserve  amount in each case,  additional time was needed to ensure a complete  investigation  and this factor  caused the
Company to not be in position  to file its  periodic  reports  with the SEC on a timely basis.

The Company  discovered  issues with workers'  compensation  claims for injuries dating back to 1990. The special  investigation  revealed that Company personnel with  responsibility  for setting reserves did so in an aggressive  manner which caused the third-party  administrator  adjusters to recommend reserves at levels lower than they would have  otherwise  recommended.  Personnel  also  employed a practice  known as  stair-stepping  reserves for certain  claims.  This involves recording  reserves initially at an amount lower than the amount the claim would be expected to settle for and  increasing  the reserve  over time.  In addition, several  Florida  claims that had  existed  for an  extended  period of time had reserves which had been set artificially low and then increased  periodically to reflect  on-going  payments to  claimants.  The accrual of these  amounts in the period that claims were incurred  resulted in a charge to retained  earnings for periods prior to October 31, 2001 and a reversal of reserves in subsequent years to reflect amounts that should already have been recorded.

On May 12, 2005, the Company  announced that its Audit Committee had recommended revised  procedures for establishing  workers'  compensation  reserves.  Revised procedures were put in place to help ensure reserve  recommendations made by the third  party  administrator  ("TPA")  are  recorded.  Procedures  also  prohibit inappropriate  influence  by  management  in  the  determination  of  the  TPA's recommended reserve amounts. The revised procedures require increased accounting oversight  to help insure  reserves are recorded in  accordance  with  generally
accepted   accounting   principles.   The  Board  of   Directors   approved  the
recommendation.

(10) Other Matters

The delay in providing audited financial  statements for the year ending October
31, 2004 would have constituted a covenant  violation  pursuant to the Company's
Loan and  Security  Agreement.  The  Company  obtained a waiver  from its lender regarding this event.  The delay in providing the audited  financial  statements also resulted in non-compliance under other debt agreements, although the non-

                                       12

compliance  did not result in an event of default.  The Company has not received any default  notifications.  Management believes all default conditions have now been  remedied and the Company is in  compliance  with its  covenants  under its lending agreements.

On February  22,  2005,  the  Company  announced  that it  received  notice of a determination by NASDAQ's Listing  Qualifications Staff that it failed to comply with NASDAQ listing  standards set forth in NASDAQ  Marketplace Rule 4310(c)(14)
due to the delayed  filing with the  Securities  and Exchange  Commission of its annual report on Form 10-K for the period ended  October 31, 2004,  and that its common stock would  therefore be subject to delisting  from the NASDAQ  National
Market.  On May 16, the common stock of the Company was delisted from the NASDAQ
National Market due to the delay in filing its annual report on Form 10-K.

On May 13, 2005, the Company's Mid Bus subsidiary  completed the purchase of its
Bluffton,  Ohio manufacturing facility for a purchase price of $2,000,000.  This property  was  leased  prior to  being  purchased  with  financing  through  the
Company's  lead bank. In addition to the purchase  price,  the Company agreed to purchase up to  $1,000,000 of parts or products over the next five years from an affiliate of the seller.  Certain  penalties are imposed on the Company if it is unable or unwilling to meet this purchase commitment.

On March 21, 2005,  the Company  reported  that the Executive  Vice  President -
Operations,  Terry L. Clark, and Chief Financial Officer,  Larry Sayre,  retired effective March 18, 2005. April 1, 2005, Randall Swift became Vice President and
Chief Operating Officer of the Company.  On May 23, 2005, Cletus Glasener became
Vice President and Chief  Financial  Officer of the Company.  A charge to income totaling approximately $1.1 million was recorded in the second quarter of fiscal year 2005. This amount represents the estimated severance  obligation of the two executives who retired.

                                       13

Item 2.   Management's Discussion and Analysis of Financial Condition and Result
of Operations

GENERAL

The following  discussion and analysis  provides  information  which  management believes  is  relevant  to an  assessment  and  understanding  of the  Company's consolidated  results of operations  and  financial  condition.  The  discussion should be read in conjunction  with the  consolidated  financial  statements and notes thereto.
                                                  Three Months Ended January 31,
                                                      2005              2004
                                                      ----              ----
                                                                   (as restated)
Sales                                                100.0%            100.0%
Cost of sales                                         92.6              89.3
                                                      ----              ----
          Gross profit                                 7.4              10.7

Selling, general and administrative expenses           8.9              10.4
                                                       ---              ----

          Income (loss) from operations               (1.5)              0.3

Other income (expense):
     Interest, net                                    (0.8)             (0.9)
     Other, net                                        0.0               0.8
                                                       ---               ---

          Loss before benefit for income taxes        (2.3)              0.1

Income tax benefit (expense)                           0.9               0.0
                                                       ---               ---

          Net income (loss)                           (1.4)%             0.1%
                                                       ===               ===

OVERVIEW

Collins  Industries,  Inc. is a manufacturer of specialty vehicles and has three reportable segments:  ambulances,  buses and terminal  trucks/road  construction equipment.  The ambulance  segment  produces modular and van type ambulances for sale to hospitals,  ambulance services,  fire departments and other governmental agencies.  The bus segment  produces  small school buses,  commercial  buses and shuttle buses for sale to schools,  hotel shuttle services,  airports, and other governmental agencies.  The terminal trucks/road  construction equipment segment
produces   off-road   trucks  designed  to  move  trailers  and  containers  for warehouses,  truck terminals,  rail yards, rail terminals and shipping ports and produces a line of road  construction  equipment.  Each of the Company's product groups is responsible for its own marketing activities and maintains independent relationships with dealers and distributors.

The accounting  policies of the segments are the same as those  described in the summary  of  significant  accounting  policies  of the  "Notes  to  Consolidated
Financial  Statements" in the Company's  2004 Form 10-K.  The Company  evaluates performance  based on profit or loss from  operations  before  income  taxes not including nonrecurring gains and losses.

                                       14

The Company  accounts for  intersegment  sales and  transfers as if the sales or transfers  were to third  parties,  with all  intercompany  sales  eliminated in consolidation.

The  Company's  reportable  segments  are  strategic  business  units that offer different  products  and  services.  They are managed  separately  because  each business requires different technology and marketing strategies.

The Company  posted a 46%  increase in its sales  backlog at January 31, 2005 to
$70.9  million  compared to $48.5  million at January 31,  2004.  The backlog at
October 31, 2004 was $68.5  million.  The increased  backlog at January 31, 2005 principally resulted from new orders in all product lines.

See "Segment Information" (Note 6 to the Consolidated  Financial Statements) for
quantitative segment information.

Consolidated sales for the quarter ended January 31, 2005 increased 25% to $51.5 million  compared to $41.1 million for the same period last year.  This increase was  principally  led by a 33%  improvement  in sales from  terminal  truck/road construction  products and increases in sales of bus and  ambulance  products of
41% and 12% respectively.

The Company  posted a  consolidated  net loss of $0.7 million  ($.12 per share -
diluted)  for the quarter  ended  January  31, 2005  compared to a net profit of
$0.03 million ($.01 per share - diluted) for the same period last year.  The net loss for the quarter ended January 31, 2005 principally resulted from higher raw material costs and lower profit  contributions  from sales of ambulance products coupled with higher  interest costs from  increased  borrowing for inventory and increases in the prime lending  rate.  Additionally  the Company  recorded a net gain of  approximately  $0.2  million from the sale of  properties  in the first quarter of fiscal 2004.

RESULTS OF OPERATIONS

AMBULANCE SEGMENT

For the three months ended Janaury 31, 2005,  the  ambulance  segment sales were
$20.2 million or 39.2% of the  Company's  consolidated  sales  compared to $18.1 million  or 44.0% for the same  period  in fiscal  2005.  Unit  volume  sales of ambulance  products  increased  6.4% for the three months ended January 31, 2005 compared  to the same  period in 2004.  This  increase  was  principally  due to increased unit sales to governmental  agencies.  Ambulance products unit average selling price increased 4.9% in the three months ended January 31, 2005 compared to the same period in fiscal 2004  principally as a result of increased  chassis sales.

For the three months  ended  January 31, 2005,  ambulance  segment  gross profit decreased 44.6% and selling,  general and  administrative  expenses increased by
3.7% compared to the same period last year. Substantially all of the decrease in gross  profit was a result of raw  material  cost  increases  absorbed  on units before sales price increases were initiated.  The ambulance  segment  reported a pretax loss of the $0.6  million for the three  months  ended  January 31, 2005, compared to a pretax  profit of $0.7 million for the same period in fiscal 2004.
This loss principally resulted from raw material cost increases discussed above.

                                       15

BUS SEGMENT

For the three  months  ended  January 31,  2005,  bus  segment  sales were $12.7 million or 24.6% of the Company's consolidated sales compared to $9.0 million or
22.0% for the same period last year. Unit volume sales of bus products increased by 33.2% for the three months ended January 31, 2005 compared to the same period in fiscal 2004.  This increase was  principally  due to increased sales to child care providers and contractors. The average unit price of bus products increased by 5.5% in the three months ended  January 31, 2005  compared to the same period in fiscal 2004.  Substantially  all of this unit price  increase  resulted  from chassis costs.

For the three months ended January 31, 2005, bus segment gross profit  increased
176% and selling, general and administrative expenses increased by 7.4% compared to the same period last year.  These increases were  principally a result of the sales volume  increases as described  above.  The pretax loss of the bus segment decreased to $.04 million for the three months ended  January 31, 2005  compared to $.46  million  in the same  period  last  year.  The  pretax  loss  decreased principally as a result of the sales volume  increases  discussed  above and was partially offset by higher interest costs.

TERMINAL TRUCK/ROAD CONSTRUCTION SEGMENT

For the three months ended January 31, 2005,  terminal  truck/road  construction segment sales were $18.7 million or 36.2% of the  Company's  consolidated  sales compared to $14.0 million or 34.1% for same period last year.  Unit volume sales of terminal  truck/road  construction  products increased by 27.0% for the three months ended January 31, 2005  compared to the same period in fiscal 2004.  This increase was principally due to the impact of additional export sales associated with foreign stevedoring  operations and higher domestic sales to intermodal and warehousing customers. Additionally, the rebound in road sweeper sales continued
in  the  domestic  market.  The  average  unit  price  of  terminal   truck/road
construction  products  increased by 4.8% in the three months ended  January 31,
2005  compared  to the same  period in fiscal  2004.  Substantially  all of this increase  related  to  general  price  increases  to offset  higher  engine  and transmission costs.

For the three months ended January 31, 2005,  terminal  truck/road  construction segment  gross profit  increased  1.6% and selling,  general and  administrative expenses  increased  by 7.9%  compared  to the  same  period  last  year.  These increases were principally a result of higher sales volumes described above. The pretax income of the terminal truck/road  construction segment decreased to $.44 million for the three months ended  January 31, 2004 compared to $.48 million in the same  period  last  year.  The  pretax  income  of the  terminal  truck/road construction  segment  decreased  principally  as a result of raw material  cost increases  absorbed on units before sales price  increases  were  initiated  and higher interest costs.

OTHER

Interest  expense for the three months ended January 31, 2005  increased to $.42 million compared to $.37 million in the same period last year. This increase was principally a result of an overall increase of the Company's average  borrowings throughout  most of the first  quarter of fiscal 2005 and  increases in interest rates.

                                       16

Other income for the three months ended  January 31, 2004 was $.32  million.  Of this amount,  $.30 million resulted from a nonrecurring  gain from the sale of a building and land.

 LIQUIDITY AND CAPITAL RESOURCES

The Company used existing credit lines,  proceeds from Industrial Revenue Bonds, internally  generated  funds and supplier  financing to fund its  operations and capital expenditures for the three months ended January 31, 2005.

Cash used in operations  was $3.0 million for the three months ended January 31,
2005,  compared to $9.4 million for the same period last year.  Cash was used in operations  principally  to fund  increases  in  inventories  and  decreases  to accounts  payable and accrued  expenses of $4.8 and $.9  million,  respectively.
These reductions were partially offset by improved cash flows through a decrease in accounts  receivable  and prepaid and other  current  assets of $1.5 and $1.0 million respectively.

Cash used by  investing  activities  was $.7 million for the three  months ended
January  31, 2005  compared to cash  provided  in  investing  activities  of $.2 million for the same period last year.  The  increase in cash used by  investing activities was principally due to the higher capital  expenditures for the three months ended January 31, 2005.

Cash flow provided by financing activities was $3.8 million for the three months ended  January 31, 2005  compared to $9.3 million for the same period last year.
This change  principally  resulted from  increased  borrowings in fiscal 2004 to finance the repurchase of the 1,050,879  shares of the Company's common stock in a modified  Dutch auction  tender offer ($5.1  million) and to finance a special purchase ($13.5 million) of certain  inventory from a key supplier which carried a special, one-time purchase discount.

The Company uses  derivative  financial  instruments  to reduce  exposure to its variable-rate  debt.  On July 5, 2002,  the Company  entered into a $6.8 million declining  balance interest rate swap agreement to limit the effect of increases in the  interest  rates on its  floating  rate term debt  through May 2005.  The effect of this agreement was to convert  underlying  variable-rate debt based on
LIBOR to fixed rate debt with an interest  rate  between  4.42% and 4.65% plus a margin of 175 basis  points.  This  agreement  reduced the  Company's  risk with respect to variable-rate  debt. At January 31, 2005, the fair value of this debt was $4.3 million, net of the fair value of the swap of $10,000 (loss). This debt is reflected as a liability within long-term debt and capitalized leases.

The Company  believes that its cash flows from  operations,  its credit facility with its lead bank and unused funds  restricted for future capital  expenditures will be  sufficient  to  satisfy  its  future  working  capital  needs,  capital expenditure  requirements and anticipated dividends.  The total amount of unused revolving credit available to the Company was $7.8 million at January 31, 2005.

The credit facility is collateralized by receivables, inventories, equipment and certain real property. Under the terms of the Agreement, the Company is required to  maintain  certain  financial  ratios  and other  financial  conditions.  The
Agreement  also  prohibits  the  Company  from

                                       17

incurring certain additional indebtedness,  limits certain investments, advances or loans and restricts  substantial  asset sales and capital  expenditures.  The delay in providing audited financial  statements for the year ending October 31,
2004 would have constituted a covenant violation pursuant to the Agreement.  The
Company  obtained a waiver from its lender  regarding  this event.  The delay in providing the audited financial statements also resulted in non-compliance under other debt agreements, although the non-compliance did not result in an event of default.  The Company has not  received  any default  notifications.  Management believes  all default  conditions  have now been  remedied and the Company is in compliance with its covenants under its lending agreements.

It is customary  practice for  companies in the  specialty  vehicle  industry to enter into repurchase  agreements  with financing  institutions to provide floor plan financing for dealers.  In the event of a dealer default,  these agreements generally  require the repurchase of products at the original  invoice price net of certain adjustments.  The risk of loss under the agreements is limited to the risk that  market  prices for these  products  may  decline  between the time of delivery to the dealer and time of  repurchase  and resale by the  Company.  The risk  is  spread  over  numerous  dealers  and  the  Company  has  not  incurred significant  losses under these  agreements.  In the opinion of management,  any future losses under these  agreements will not have a material adverse effect on the  Company's  financial  position  or results  of  operations.  The  Company's repurchase obligation under these agreements is limited to vehicles which are in new  condition  and as to which the dealer  still  holds  title.  The  Company's contingent  obligation under such agreements was  approximately  $0.9 million at
January 31, 2005.

CRITICAL ACCOUNTING PRINCIPLES AND ESTIMATES

The Company's  consolidated financial statements are prepared in conformity with accounting  principles  generally accepted in the United States. The preparation of these  financial  statements  requires the use of estimates,  judgments,  and assumptions  that affect the reported  amounts of assets and  liabilities at the date of the  financial  statements  and the  reported  amounts of  revenues  and expenses  during  the  periods  presented.  We  believe  that  of  our  critical accounting  policies,  the  following  may involve a higher degree of judgments, estimates, and complexity:

Inventories

The Company values its  inventories at the lower of cost or market.  The Company
has  chosen  the  first-in,   first-out  (FIFO)  cost  method  for  valuing  its
inventories. The effect of the FIFO method is to value ending inventories on the balance  sheet at their  approximate  current or most  recent  cost.  The market values for finished goods  inventories  are  determined  based on recent selling prices.

Goodwill and Other Assets

In June 2002, the Financial  Accounting  Standards Board (FASB) issued Statement of  Financial  Accounting  Standards  No. 142,  "Goodwill  and Other  Intangible
Assets" (SFAS No. 142).  SFAS No. 142 was  effective for fiscal years  beginning after December 15, 2002.  Goodwill is no longer  amortized over future  periods, but will be assessed for  impairment at least  annually using a fair value test.
The Company adopted this new standard on November 1, 2002.

                                       18

As of  October  31,  2004,  the  Company  tested for  impairment  of the bus and terminal  truck/road  construction  business  segments using the discounted cash flow  approach and  determined  that the fair values for each of these  segments exceeded  the related  carrying  values.  On an on-going  basis,  and absent any impairment  indicators,  the Company will  annually  conduct  similar  tests and record any  impairment  loss.  Management  believes that the estimates of future cash flows and fair values are reasonable; however, changes in estimates of such cash flows and fair value could affect the evaluations.

Insurance Reserves

The  Company  failed  to  adequately   provide  for  estimated   future  workers
compensation  costs  related  to  certain  claims  that have been  denied by the
Company's excess liability  insurance carrier and for certain other claims. When management  discovered the error, an independent  third party  administrator was retained to estimate and determine the additional potential liability related to these claims.  The Company is currently  disputing the denial of coverage by the excess liability insurance carrier,  but the amount of future recovery,  if any, can not be assured.

Generally,  the Company is self-insured  for workers'  compensation  for certain subsidiaries and for all group medical insurance. Under these plans, liabilities are recognized for claims incurred  (including claims incurred but not reported)
and changes in the case reserves.  At the time a worker's  compensation claim is filed, a liability is estimated to settle the claim.  The liability for workers'
compensation claims is determined based on management's  estimates of the nature and  severity  of the  claims  and based on  analysis  provided  by third  party administrators and by various state statutes and reserve  requirements.  Because the  liability is an estimate,  the ultimate  liability may be more or less than reported. If previously  established accruals are required to be adjusted,  such amounts are included in cost of sales. Group medical reserves are funded through a trust and are estimated using historical claims' experience.

Due to the nature of the Company's  products,  the Company is subject to product liability claims in the normal course of business. To the extent permitted under applicable law, the Company  maintains  insurance to reduce or eliminate risk to the Company. This insurance coverage includes self-insured  retentions that vary each year.  The  Company  maintains  excess  liability  insurance  with  outside insurance  carriers  to minimize  its risks  related to  catastrophic  claims in excess of all self-insured positions.  Any material change in the aforementioned factors could have an adverse impact on our operating results.

Warranties

The Company's  products  generally carry explicit product warranties that extend from  several  months to more  than a year,  based on terms  that are  generally accepted in the marketplace.  Certain  components  included in the Company's end products  (such as chassis,  engines,  axles,  transmissions,  tires,  etc.) may include  warranties  from  original  equipment  manufacturers  (OEM).  These OEM warranties are generally passed on to the end customer of the Company's products and  the  customer  generally  deals  directly  with  the  applicable  component manufacturer.  The Company records  provisions for estimated  warranty and other related costs at the time of sale based on historical  warranty loss  experience and periodically adjusts these provisions to reflect actual experience.  Certain warranty and other related claims involve matters of dispute that

                                       19

ultimately are resolved by negotiation, arbitration or litigation. Infrequently, a material  warranty  issue may arise which is beyond the scope of the Company's historical experience. The Company provides for any such warranty issues as they become known and  estimable.  It is  reasonably  possible that from time to time additional  warranty and other related claims could arise from disputes or other matters beyond the scope of the Company's historical experience.

Revenue Recognition

The Company  records  vehicle  sales and passes  title to the  customer,  at the earlier of  completion of the vehicle and receipt of full payment or shipment or delivery to the customer as specified by the customer  purchase order.  Customer deposits  for partial  payment of vehicles  are  deferred and treated as current liabilities until the vehicle is completed and recognized as revenue.

NEW ACCOUNTING PRONOUNCEMENTS

In November 2004, the FASB issued FASB Statement No. 151,  "Inventory  Costs: an amendment  of ARB No.  43".  FASB No.  151 will no longer  permit  companies  to capitalize  inventory  costs on their balance sheets when the production  defect rate varies  significantly  from the expected rate. The statement also clarifies that fixed overhead should be allocated to inventory based on "normal capacity".
The  statement is effective for the Company  beginning on November 1, 2005.  The
Company is unable to estimate the financial  statement  impact of this statement at this time.
In December  2003,  the  Financial  Accounting  Standards  Board  (FASB)  issued
Interpretation  46R  (FIN  46R),  a  revision  to  Interpretation  46 (FIN  46),
Consolidation  of Variable  Interest  Entities.  FIN 46R  clarifies  some of the provisions of FIN 46 and exempts certain entities from its requirements. FIN 46R is effective at the end of the first interim period ending after March 15, 2004.
Entities that have adopted FIN 46 prior to this  effective  date can continue to apply  the  provisions  of FIN 46 until the  effective  date of FIN 46R or elect early  adoption  of FIN 46R.  The  adoption of FIN 46 and FIN 46R did not have a significant impact on our financial statements.

FASB Statement No. 123, Accounting for Stock-Based Compensation,  was revised in
December 2004 ("Revised  Statement").  The Revised Statement also supersedes APB
Opinion  No. 25,  Accounting  for Stock  Issued to  Employees,  and its  related implementation  guidance.  The Revised Statement  establishes  standards for the accounting for transactions in which an entity exchanges its equity  instruments for goods or services. It also addresses  transactions in which an entity incurs liabilities  in exchange for goods or services  that are based on the fair value of the  entity's  equity  instruments  or that may be settled by the issuance of those equity  instruments.  For the Company,  the Revised Statement is effective
November 1, 2005. The adoption of this Revised Statement is not expected to have a material impact on our financial statements.

                                       20

CAUTIONARY STATEMENTS REGARDING RISKS AND UNCERTAINTIES THAT MAY AFFECT FUTURE
RESULTS

This report and other written reports and oral statements made from time to time by the Company  may contain  so-called  "forward-looking  statements"  about the business,  financial  condition and  prospects of the Company,  all of which are subject  to risks and  uncertainties.  One can  identify  these  forward-looking statements by the use of words such as "expects",  "plans", "will", "estimates",
"forecasts",  "projects",  and  other  words of  similar  meaning.  One can also identify  them by the fact that they do not relate  strictly  to  historical  or current  facts.  One should  understand  that it is not  possible  to predict or identify all factors, which involve risks and uncertainties.  Consequently,  the reader  should not consider any such list or listing to be a complete  statement of all potential risks or uncertainties.

The  forward-looking  statements are made pursuant to the safe harbor provisions of the Private  Securities  Litigation  Reform Act of 1995. The Company believes the  assumptions  underlying  these  forward-looking  statements are reasonable;
however,  any of the  assumptions  could be inaccurate,  and  therefore,  actual results  may differ  materially  from  those  projected  in the  forward-looking statements due to certain risks and  uncertainties,  including,  but not limited to, changes in funds budgeted by Federal,  state and local governments,  changes in product demand,  the availability and price of key raw materials,  components and  chassis,  various  inventory  risks due to  changes  in market  conditions, changes in  competition,  substantial  dependence  on third  parties for product quality, interest rate fluctuations, adequate direct labor pools, development of new  products,  changes  in tax and other  governmental  rules  and  regulations applicable  to the Company,  reliability  and timely  fulfillment  of orders and other risks as  indicated  in the  Company's  filings  with the  Securities  and
Exchange  Commission.  The Company  undertakes no obligation to publicly release any  revisions to any  forward-looking  statements  contained  herein to reflect events or  circumstances  occurring  after the date  released  or to reflect the occurrence of unanticipated events.

The  Company  does not  assume  the  obligation  to update  any  forward-looking statement.  One should  carefully  evaluate such  statements in light of factors described in the Company's filings with the Securities and Exchange  Commission, especially on Forms 10-K, 10-Q and 8-K (if any).

Item 3.  Quantitative and Qualitative Disclosures About Market Risk

There has been no material change in this disclosure.

Item 4.  Controls and Procedures

For the period  covered by this report,  the Company  carried out an evaluation, under the supervision and with the  participation  of the Company's  management, including the Company's Chief Executive Officer and Chief Financial Officer,  of
the  effectiveness  of the  design and  operation  of the  Company's  disclosure controls and procedures. Based upon that evaluation, the Chief Executive Officer and Chief Financial Officer concluded that the Company's disclosure controls and procedures  (as defined in Rule 13a - 15(e) or Rule  15d-15(e) of the Securities
Exchange  Act of 1934,  as amended  (the  "Exchange  Act") are not  effective to ensure that

                                       21

information required to be disclosed by the Company in the reports that it files or  submits  under the  Exchange  Act is  recorded,  processed,  summarized  and reported within the required time periods. There are inherent limitations to the effectiveness  of  any  system  of  disclosure  controls  and  procedures.  Even effective  disclosure  controls  and  procedures  can  only  provide  reasonable assurance of achieving their control objectives.

Attached as Exhibits 31.1 and 31.2 to this quarterly  report are  certifications of  the  Chief  Executive  Officer  and  Chief  Financial  Officer  required  in accordance  with  Rule  13a-14(a)  of the  Exchange  Act.  This  portion  of the
Company's  report  includes the information  concerning the controls  evaluation referred to in the  certifications  and should be read in  conjunction  with the certifications for a more complete understanding of the topics presented.

Except as  described  below,  there were no changes  in the  Company's  internal control over financial reporting that occurred during the last quarter that have materially  affected,  or  are  reasonably  likely  to  materially  affect,  the
Company's  internal  control over  financial  reporting.  During their  year-end review, KPMG LLP (KPMG), the Company's independent  accountants,  identified and reported to management  and the Audit  Committee two material  weaknesses  under standards  established by the Public Company Accounting Oversight Board (PCAOB).
A material weakness is a significant  deficiency,  or combination of significant deficiencies,  that  results  in more than a remote  likelihood  that a material misstatement of the annual or interim financial statements will not be prevented or detected. A significant deficiency is a control deficiency, or combination of control deficiencies,  that adversely affects the Company's ability to initiate, authorize,  record,  process,  or report  external  financial  data  reliably in accordance with generally  accepted  accounting  principles such that there is a more than a remote  likelihood  that a misstatement  of the company's  annual or interim  financial  statements  that is more  than  inconsequential  will not be prevented or detected.

                                       22

The material weaknesses were identified as:

(1) Control Policies and Procedures

The Company did not have effective policies and procedures  regarding management override of controls,  and it did not have  effective  policies  and  procedures implementing  its Code of Conduct.  As a result,  it did not  maintain a control environment  that promoted  open and candid  communication.  In some  instances, certain officers and personnel did not communicate  critical  information needed to properly record transactions. These deficiencies result in more than a remote
likelihood  that  a  material   misstatement  of  interim  or  annual  financial
statements could occur and not be detected.

(2) Workers' Compensation Reserves

The Company had  inadequate  controls in place to record  worker's  compensation
reserves  in  accordance   with  generally   accepted   accounting   principles.
Specifically,  it did not have appropriate policies and procedures to ensure the estimates provided by an independent  insurance  advisor,  which was utilized to assist in  estimating  workers'  compensation  reserves were  appropriate.  As a result,  workers  compensation  reserves were materially misstated in previously filed  consolidated  financial  statements.  Historical  consolidated  financial statements have been restated to correct these errors.

                                       23

The Company has taken steps to correct the material  weaknesses  identified  and will  continue to evaluate the material  weaknesses  and will take all necessary action to correct the internal control deficiencies identified. The Company will also further  develop and enhance its  internal  control  policies,  procedures, systems  and staff to allow it to  mitigate  the risk that  material  accounting errors  might  go  undetected  and be  included  in its  consolidated  financial statements.

The Company contemplates  undertaking a thorough review of its internal controls as part of the Company's  preparation for compliance with the requirements under
Section  404 of the  Sarbanes-Oxley  Act of 2002 and the  Company  is using this review to further assist in identifying and correcting control deficiencies.  At this time, the Company has not completed its review of the existing controls and their  effectiveness.  Unless and until the material weaknesses described above, or any identified  during this review,  are completely  remedied,  evaluated and tested,  there can be no assurances that the Company will be able to assert that its internal  control over  financial  reporting is  effective,  pursuant to the rules adopted by the SEC under Section 404, when those rules take effect.

                                       24

PART II - OTHER INFORMATION

Item 1.   Legal Proceedings
          Not applicable

Item 2.   Unregistered Sales of Equity Securities and
          Use of Proceeds

     Information  regarding  the  repurchase  of common  stock  during the three months ended January 31, 2005 is as follows:

                                                         Total Number        Maximum Number of
                          Total                      Of Shares Purchased     Shares That May
                        Number of      Average       As Part of Publicly     Yet Be Purchased
                          Shares      Price Paid       Announced Plans        Under the Plan
      Period            Purchased     Per Share          or Programs           or Programs
      ------            ---------     ---------          -----------           -----------
11/01/04 -11/30/04          --            --                 --                     --
12/01/04 -12/31/04     493,695 (a)      $6.70                --                     --
01/01/05 -01/31/05          --            --                 --                     --

(a)  Shares purchased as cashless exercise of employee stock options.

Item 3.   Defaults upon Senior Securities
          Not applicable

Item 4.   Submission of Matters to a Vote of Security-Holders
          Not applicable

Item 5.   Other Information
          Not applicable

Item 6.   Exhibits
          The  exhibits  required  to be filed  pursuant  to Item 601 of
          Regulation   S-K  are  listed  in  the   Exhibit   Index  that
          immediately follows the signature page of this report.

                                       25

                                   SIGNATURES

Pursuant  to the  requirements  of the  Securities  Exchange  Act of  1934,  the
Registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

                                       COLLINS INDUSTRIES, INC.
Dated:  July 29, 2005

                                       By:  /s/ Cletus C. Glasener
                                       -----------------------------------------
                                       Cletus C. Glasener, Vice President of
                                       Finance and Chief Financial Officer
                                       (Signing on behalf of the registrant
                                       and as principal accounting officer)

                                       26

                                  EXHIBIT INDEX

         Exhibit Number                                Description

              31.1                                 Certifications - CEO

              31.2                                 Certifications - CFO

              32.1                        Certification of Periodic Report - CEO

              32.2                        Certification of Periodic Report - CFO

                                       27